GUARANTEE LIABILITIES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
GUARANTEE LIABILITIES.
Schedule of movement of guarantee liabilities

(unaudited)	RMB
As of January 1, 2021	4,173,497
Provision at the inception of new loans	3,242,066
Released into revenue	(2,897,943)
As of June 30, 2021	4,517,620

As of January 1, 2022	4,818,144
Provision at the inception of new loans	3,018,878
Released into revenue	(3,298,059)
As of June 30, 2022	4,538,963

8.            GUARANTEE LIABILITIES - continued

Guarantee liabilities-contingent

(unaudited)	RMB
As of January 1, 2021	3,543,454
Provision for contingent liabilities	1,220,586
Net payout (1)	(1,515,544)
As of June 30, 2021	3,248,496

Adoption of ASC 326
As of January 1, 2022	3,285,081
Provision for contingent liabilities	2,162,638
Net payout (1)	(2,127,305)
As of June 30, 2022	3,320,414
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

RMB
As of January 1, 2021	4,173,497
Provision at the inception of new loans	4,943,489
Released into revenue	(4,460,935)
As of September 30, 2021	4,656,051

As of January 1, 2022	4,818,144
Provision at the inception of new loans	4,418,265
Released into revenue	(4,851,292)
As of September 30, 2022	4,385,117

Guarantee liabilities-contingent

RMB
As of January 1, 2021	3,543,454
Provision for contingent liabilities	1,918,899
Net payout (1)	(2,320,195)
As of September 30, 2021	3,142,158

As of January 1, 2022	3,285,081
Provision for contingent liabilities	3,305,458
Net payout (1)	(3,186,206)
As of September 30, 2022	3,404,333
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee as of December 31, 2021 and June 30, 2022.

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans
December 31, 2021 (RMB)	446,780	235,769	57,526	—	49,117,630	49,857,705
June 30, 2022 (RMB)	456,773	228,107	32,970	—	49,904,061	50,621,911

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee:

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans
December 31, 2021 (RMB):	446,780	235,769	57,526	—	49,117,630	49,857,705
September 30, 2022 (RMB):	481,618	214,321	21,382	—	48,021,601	48,738,922